OTHER EQUITY INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
OTHER EQUITY INSTRUMENTS	25. OTHER EQUITY INSTRUMENTS

	Interest rate		30 June 2025	31 December 2024
	%	Next call date	£m	£m
AT1 securities:
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	–	500
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities	4.25	March 2026	450	450
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	6.50	June 2027	750	750
- £400m Fixed Rate Reset Perpetual AT1 Capital Securities	8.75	Sept 2029	400	400
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	7.63	Sept 2030	500	–
			2,100	2,100